SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0000882996
      CCC   dyge#f6f
      FILE-NUMBER  33-50669
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-50669
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 7
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 708           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 708
National Traditional Trust 526                         91,897.635 Units
Maryland Traditional Trust 290                         29,303.521 Units
Pennsylvania Insured Trust 174                         30,717.982 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                         National            Maryland

                                                    Traditional Trust   Traditional Trust      Pennsylvania

                                                           526                 290          Insured Trust 174

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    9,225,000      $    2,935,000      $    3,115,000

Number of Units..................................       91,897.635          29,303.521          30,717.982

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  91,897.635      1/  29,303.521      1/  30,717.982

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    9,262,234      $    2,923,616      $    3,049,778

    Plus Sales Charge <F1>.......................   $      434,580      $      155,944      $      163,426

      Total......................................   $    9,696,814      $    3,079,560      $    3,213,204

    Divided by Number of Units...................   $    105.52         $    105.09         $    104.60

    Plus Cash Per Unit <F2>......................   $      0.04         $(     0.28)        $(     0.47)

    Public Offering Price Per Unit <F3>..........   $    105.56         $    104.81         $    104.13

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    100.83         $     99.49         $     98.81

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    100.83         $     99.49         $     98.81

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      4.73         $      5.32         $      5.32

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      4.73         $      5.32         $      5.32

    Par Value Per Unit <F4>......................   $    100.83         $     99.88         $    100.93

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      5.6185       $      5.1424       $      5.2878

    Less Estimated Annual Expense................   $      0.1501       $      0.1639       $      0.1760

    Net Annual Interest Income...................   $      5.4684       $      4.9785       $      5.1118

Daily Rate of Accrual Per Unit...................   $      0.01519      $      0.01383      $      0.01420

Trustee's Annual Fee per $1000 principal (6).....   $      1.0800       $      1.0800       $      1.1200

Estimated Current Return <F5>....................          5.18%               4.75%               4.91%

Estimated Long Term Return <F5>..................          4.69%               4.41%               4.61%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the National Traditional

Trust 526, Maryland Traditional Trust 290 and Pennsylvania Insured Trust 174,

respectively, $105.56, $104.81 and $104.13, accrued interest to the settlement date of $.76, $.72 and $.63, for a total price of $106.32, $105.53 and

$104.76, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for National Traditional Trust 526, Maryland Traditional Trust

290 and Pennsylvania Insured Trust 174 will be $0.7600,$0.7600 and $0.8000,

under the quarterly distribution option and $0.5700,$0.5700 and $0.6100, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established .....................................................................  December 1,1993

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          NATIONAL TRADITIONAL TRUST 526

                                   (Series 708)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $9,026,118) (Note 1) ............... $   9,189,575

     Accrued interest receivable ................................       157,488

                                                                  --------------



               Total assets ..................................... $   9,347,063

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      70,133

     Accrued trustee and evaluator fees .........................         1,501

                                                                  --------------



               Total liabilities ................................ $      71,634

                                                                  --------------



               Net assets, applicable to 91,898 units of

                 fractional undivided interest outstanding ...... $   9,275,429

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 100,000 units sold ........... $  10,290,740

       Less initial underwriting commission (Note 1) ............  (    504,202)

                                                                  --------------

                                                                  $   9,786,538

     Less cost of 8,102 units redeemed ..........................  (    785,211)

                                                                  --------------

                                                                  $   9,001,327

     Undistributed net investment income ........................       107,685

     Unrealized appreciation (depreciation) of investments ......       163,457

     Accumulated net realized gain (loss) from

       investment transactions ..................................         2,960

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   9,275,429

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      54,255        $      99.76    $      1.17    $     100.93

     Quarterly................      10,616               99.76           1.17          100.93

     Semi-Annual..............      27,027               99.76           1.17          100.93

                                ---------------  ============  ==============  ===========

                                    91,898

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       NATIONAL TRADITIONAL TRUST 526

                                                (Series 708)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       534,356   $       555,447   $       557,919

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $        10,813   $        11,301   $        11,289

    Evaluator fees ..................................            1,626             1,681             1,689

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $        12,439   $        12,982   $        12,978

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       521,917   $       542,465   $       544,941

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         8,473   $         3,243   $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................          243,692    (      552,074)          260,573

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       252,165   $(      548,831)  $       260,573

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       774,082   $(        6,366)  $       805,514

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       521,917   $       542,465   $       544,941

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            8,473             3,243                 0

  Net change in unrealized appreciation or

    depreciation of investments .....................          243,692    (      552,074)          260,573

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       774,082   $(        6,366)  $       805,514

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      528,787)  $(      544,667)  $(      545,220)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      528,787)  $(      544,667)  $(      545,220)

                                                       ----------------  ----------------  ----------------



Redemption of 5,655, 1,735 and

    34 units, respectively ..........................  $(      551,792)  $(      169,755)  $(        3,508)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      306,497)  $(      720,788)  $       256,786



Net assets at beginning of year .....................        9,581,926        10,302,714        10,045,928

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $107,685,$114,555 and $116,757,respectively) .......  $     9,275,429   $     9,581,926   $    10,302,714

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   NATIONAL TRADITIONAL TRUST 526

                                                            (Series 708)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    750,000        State Public Works Board of the State of             2003 at 102          A+        Aa3     $    757,800

                     California, Lease Revenue Bonds (The Regents of

                     the University of California), 1993 Series B

                     (Various University of California Projects),

                     5.500% Due 6/1/2014.



     255,000        State of Connecticut Health and Educational          2002 at 102         AAA        Aaa          266,189

                     Facilities Authority, Revenue Bonds, Middlesex

                     Hospital Issue, Series G, (MBIA Insured.) 6.250%

                     Due 7/1/2022. (Escrow Secured To Optional

                     Redemption Date.)



     750,000        City of Alton, Illinois, Health Facilities Revenue   2003 at 102         AA-        Aa2          732,637

                     Bonds (Barnes- Jewish, Inc./Christian Health

                     Services- Alton Memorial Hospital), Series 1993B,

                     5.500% Due 5/15/2021.



     750,000        Illinois Health Facilities Authority, Revenue        2002 at 102          --        Baa1         773,452

                     Bonds, Series 1992 (Mercy Center for Health Care

                     Services), 6.650% Due 10/1/2022. (Escrow Secured -

                     Revocable.)



     200,000        Metropolitan Pier and Exposition Authority           No Optional Call    AAA        Aaa           79,656

                     (Illinois), McCormick Place Expansion Project

                     Bonds, Series 1992A, (FGIC Insured.) 0.000% Due

                     6/15/2017. (Original issue discount bonds

                     delivered on or about January 5, 1993 at a price

                     of 19.735% of principal amount.)



     550,000        Metropolitan Pier and Exposition Authority           2003 at 102         AAA        Aaa          583,875

                     (Illinois), McCormick Place Expansion Project

                     Bonds, Series 1992A, 6.500% Due 6/15/2027. (Escrow

                     Secured To Optional Redemption Date.)



     605,000        Indiana Health Facility Financing Authority,         2003 at 102          A          --          629,388

                     Hospital Refunding Revenue Bonds, Series 1993

                     (Welborn Memorial Baptist Hospital Project),

                     5.625% Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)





      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   NATIONAL TRADITIONAL TRUST 526

                                                            (Series 708)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    420,000        Noblesville High School Building Corporation         2003 at 102          --         --     $    438,661

                     (Hamilton County, Indiana), First Mortgage Bonds,

                     Series 1993, 5.750% Due 2/15/2015. (Escrow Secured

                     To Optional Redemption Date.)



     725,000        Maine State Housing Authority, Mortgage Purchase     2003 at 102          AA        Aa2          726,312

                     Bonds, 1993 Series B-1, 5.800% Due 11/15/2024.



     725,000        Massachusetts Bay Transportation Authority, General  2003 at 100         AAA        Aaa          720,853

                     Transportation System Bonds, 1992 Series B

                     Refunding, (General Obligation Bonds.) (MBIA

                     Insured.) 5.500% Due 3/1/2021. (Original issue

                     discount bonds delivered on or about January 19,

                     1993 at a price of 89.125% of principal amount.)



      25,000        Massachusetts Bay Transportation Authority, General  2003 at 100         AAA        Aaa           25,483

                     Transportation System Bonds, 1992 Series B

                     Refunding, (MBIA Insured.) 5.500% Due 3/1/2021.

                     (Original issue discount bonds delivered on or

                     about January 19, 1993 at a price of 89.125% of

                     principal amount.) (Escrow Secured To Optional

                     Redemption Date.)



     700,000        New York Local Government Assistance Corporation (A  2002 at 100          A+         A3          690,354

                     Public Benefit Corporation of the State of New

                     York), Series 1992C, 5.500% Due 4/1/2022.

                     (Original issue discount bonds delivered on or

                     about December 22, 1992 at a price of 88.270% of

                     principal amount.)



     750,000        New York City (New York), Municipal Water Finance    2002 at 100          A         Aa3          745,403

                     Authority, Water and Sewer System Revenue Bonds,

                     Fiscal 1993 Series A, 5.500% Due 6/15/2020.

                     (Original issue discount bonds delivered on or

                     about August 13, 1992 at a price of 90.154% of

                     principal amount.)



     545,000        Pennsylvania Intergovernmental Cooperation           2003 at 100         AAA        Aaa          558,625

                     Authority, Special Tax Revenue Bonds (City of

                     Philadelphia Funding Program), Series of 1993,

                     (MBIA Insured.) 5.625% Due 6/15/2023. (Escrow

                     Secured To Optional Redemption Date.)





      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   NATIONAL TRADITIONAL TRUST 526

                                                            (Series 708)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    750,000        Delaware County Authority (Commonwealth of           2003 at 102         AAA        Aaa     $    745,252

                     Pennsylvania), University Revenue Bonds, Series of

                     1993 (Villanova University), (MBIA Insured.)

                     5.500% Due 8/1/2023.



     750,000        Washington Public Power Supply System, Nuclear       2003 at 102         AA-        Aa1          715,635

                     Project No. 3 Refunding Revenue Bonds, Series

                     1993C, 5.375% Due 7/1/2015.



------------                                                                                                    ------------

$  9,250,000                                                                                                    $  9,189,575

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on seven Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  2; Education Revenue,  2; Power Revenue,  1; Health Care

Facility Revenue,  1; Multi-Family Housing Revenue,  1; Water And/or Sewer

Revenue,  1.  To the extent that the legal obligor on any Bond held in the

Trust fails to pay interest and principal thereon, the interest income to the

Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore,

would not be available for distribution to Unitholders.



Approximately 26% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Fourteen issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 7--AAA, 1--AA, 2--AA-, 2--A+, 2--A.  Fourteen issue(s) were rated by

Moody's Investors Service, Inc. as follows: 7--Aaa, 1--Aa1, 2--Aa2, 2--Aa3,

1--A3, 1--Baa1.  24%  of the Bonds comprise issues of entities located in the state of Illinois. The Bond Portfolio consists of 16 obligations issued by entities located in 9 states.

      PAGE  10
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          MARYLAND TRADITIONAL TRUST 290

                                   (Series 708)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,818,596) (Note 1) ............... $   2,866,707

     Accrued interest receivable ................................        44,004

                                                                  --------------



               Total assets ..................................... $   2,910,711

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      19,605

     Accrued trustee and evaluator fees .........................           482

                                                                  --------------



               Total liabilities ................................ $      20,087

                                                                  --------------



               Net assets, applicable to 29,304 units of

                 fractional undivided interest outstanding ...... $   2,890,624

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,541,991

       Less initial underwriting commission (Note 1) ............  (    173,542)

                                                                  --------------

                                                                  $   3,368,449

     Less cost of 5,696 units redeemed ..........................  (    532,882)

                                                                  --------------

                                                                  $   2,835,567

     Undistributed net investment income ........................        32,077

     Unrealized appreciation (depreciation) of investments ......        48,111

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     25,131)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,890,624

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      17,373        $      97.55    $      1.10    $      98.65

     Quarterly................       4,497               97.55           1.10           98.65

     Semi-Annual..............       7,434               97.55           1.10           98.65

                                ---------------  ============  ==============  ===========

                                    29,304

                                ===============







See accompanying notes to financial statements.



      PAGE  11
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       MARYLAND TRADITIONAL TRUST 290

                                                (Series 708)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       156,461   $       167,887   $       170,576

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,946   $         4,182   $         4,201

    Evaluator fees ..................................              518               554               563

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,464   $         4,736   $         4,764

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       151,997   $       163,151   $       165,812

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(       10,919)  $         1,950   $(          339)

    Net change in unrealized appreciation or

      depreciation of investments ...................          128,502    (      239,283)           81,389

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       117,583   $(      237,333)  $        81,050

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       269,580   $(       74,182)  $       246,862

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       151,997   $       163,151   $       165,812

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (       10,919)            1,950    (          339)

  Net change in unrealized appreciation or

    depreciation of investments .....................          128,502    (      239,283)           81,389

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       269,580   $(       74,182)  $       246,862

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      155,019)  $(      163,884)  $(      166,604)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      155,019)  $(      163,884)  $(      166,604)

                                                       ----------------  ----------------  ----------------



Redemption of 2,899, 560 and

    722 units, respectively .........................  $(      269,516)  $(       54,922)  $(       71,924)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      154,955)  $(      292,988)  $         8,334



Net assets at beginning of year .....................        3,045,579         3,338,567         3,330,233

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $32,077,$35,098 and $35,832,respectively) ..........  $     2,890,624   $     3,045,579   $     3,338,567

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  12
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 290

                                                            (Series 708)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    465,000        Maryland Health and Higher Educational Facilities    2003 at 102         AAA        Aaa     $    437,979

                     Authority, Revenue Bonds, Anne Arundel Medical

                     Center Issue, Series 1993, (AMBAC Insured.) 5.000%

                     Due 7/1/2023. (Original issue discount bonds

                     delivered on or about March 30, 1993 at a price of

                     93.000% of principal amount.)



     225,000        Maryland Health and Higher Educational Facilities    2003 at 102         AAA        Aaa          211,925

                     Authority Revenue Bonds, Frederick Memorial

                     Hospital Issue, Series 1993, (FGIC Insured.)

                     5.000% Due 7/1/2023. (Original issue discount

                     bonds delivered on or about November 23, 1993 at a

                     price of 91.875% of principal amount.)



      85,000        Maryland Health and Higher Educational Facilities    No Optional Call    AA-        Aa2           42,991

                     Authority, Revenue Bonds, The Johns Hopkins

                     Hospital Issue, Series 1990, 0.000% Due 7/1/2014.

                     (Original issue discount bonds delivered on or

                     about June 7, 1990 at a price of 17.601% of

                     principal amount.)



     295,000        Maryland Health and Higher Educational Facilities    2003 at 100         AAA        Aaa          287,787

                     Authority, Project and Refunding Revenue Bonds,

                     Sinai Hospital of Baltimore Issue, Series 1993,

                     (AMBAC Insured.) 5.250% Due 7/1/2023. (Original

                     issue discount bonds delivered on or about June

                     29, 1993 at a price of 92.890% of principal

                     amount.)



     215,000        Mayor and City Council of Baltimore (Maryland),      2003 at 102         AAA        Aaa          214,544

                     Refunding Certificates of Participation (Series

                     1993A), (MBIA Insured.) 5.250% Due 4/1/2016.

                     (Original issue discount bonds delivered on or

                     about June 3, 1993 at a price of 93.679% of

                     principal amount.)



     140,000        Mayor and City Council of Baltimore (Maryland),      2003 at 102         AAA        Aaa          137,981

                     Refunding Certificates of Participation (Series

                     1993A), (MBIA Insured.) 5.250% Due 4/1/2016.

                     (Original issue discount bonds delivered on or

                     about June 3, 1993 at a price of 93.679% of

                     principal amount.) (Escrow Secured - Revocable.)





      PAGE  13






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 290

                                                            (Series 708)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    390,000        Carroll County, Maryland, General Obligation Bonds,  2003 at 102          AA        Aa3     $    396,817

                     County Commissioners of Carroll County,

                     Consolidated Public Improvement and Refunding

                     Bonds of 1993, 5.250% Due 11/1/2013.



     400,000        Cecil County, Maryland, General Obligation Bonds,    2003 at 102         AAA        Aaa          407,308

                     County Commissioners of Cecil County, Consolidated

                     Public Improvement and Refunding Bonds of 1993,

                     (FGIC Insured.) 5.300% Due 12/1/2012.



     220,000        Prince George's County, Maryland, Solid Waste        2003 at 102          A         Baa1         217,745

                     Management System Revenue Bonds, Series 1993,

                     5.250% Due 6/15/2013. (Original issue discount

                     bonds delivered on or about June 30, 1993 at a

                     price of 94.673% of principal amount.)



     500,000        St. Mary's County, Maryland, Metropolitan            2003 at 102         AAA        Aaa          511,630

                     Commission Bonds of 1993 (General Obligation

                     Bonds), (MBIA Insured.) 5.850% Due 11/1/2018.



------------                                                                                                    ------------

$  2,935,000                                                                                                    $  2,866,707

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Three Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on one Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Health Care

Facility Revenue,  4; Resource Recovery Revenue,  1; Municipal Lease Revenue,

1.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore, would not be available for distribution to Unitholders.



Approximately 36% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.  Insurance guaranteeing prompt payment of interest and principal on certain of the above Bonds has been obtained by the issuer or underwriter of such Bonds from a commercial insurer.

34% of the aggregate principal amount of the Bonds, included in the above amount, are obligations of issuers whose revenues are primarily derived from the sale or service of Health Care Facility Revenue, but which are covered by such insurance.







      PAGE  14






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 290

                                                            (Series 708)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 56% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Ten issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 7--AAA, 1--AA, 1--AA-, 1--A.  Ten issue(s) were rated by Moody's

Investors Service, Inc. as follows: 7--Aaa, 1--Aa2, 1--Aa3, 1--Baa1.  The Bond

Portfolio consists of 10 obligations issued by entities located in Maryland.

      PAGE  15
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          PENNSYLVANIA INSURED TRUST 174

                                   (Series 708)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,968,653) (Note 1) ............... $   2,997,862

     Accrued interest receivable ................................        58,645

                                                                  --------------



               Total assets ..................................... $   3,056,507

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      41,490

     Accrued trustee and evaluator fees .........................           508

                                                                  --------------



               Total liabilities ................................ $      41,998

                                                                  --------------



               Net assets, applicable to 30,718 units of

                 fractional undivided interest outstanding ...... $   3,014,509

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,526,720

       Less initial underwriting commission (Note 1) ............  (    172,794)

                                                                  --------------

                                                                  $   3,353,926

     Less cost of 4,282 units redeemed ..........................  (    406,331)

                                                                  --------------

                                                                  $   2,947,595

     Undistributed net investment income ........................        31,282

     Unrealized appreciation (depreciation) of investments ......        29,209

     Accumulated net realized gain (loss) from

       investment transactions ..................................         6,423

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,014,509

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      16,474        $      97.12    $      1.02    $      98.14

     Quarterly................       3,295               97.12           1.02           98.14

     Semi-Annual..............      10,949               97.12           1.02           98.14

                                ---------------  ============  ==============  ===========

                                    30,718

                                ===============







See accompanying notes to financial statements.



      PAGE  16
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       PENNSYLVANIA INSURED TRUST 174

                                                (Series 708)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       168,138   $       177,049   $       180,559

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,372   $         4,531   $         4,523

    Evaluator fees ..................................              545               572               583

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,917   $         5,103   $         5,106

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       163,221   $       171,946   $       175,453

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         2,948   $         1,832   $         2,573

    Net change in unrealized appreciation or

      depreciation of investments ...................          108,829    (      212,124)           77,452

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       111,777   $(      210,292)  $        80,025

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       274,998   $(       38,346)  $       255,478

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       163,221   $       171,946   $       175,453

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            2,948             1,832             2,573

  Net change in unrealized appreciation or

    depreciation of investments .....................          108,829    (      212,124)           77,452

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       274,998   $(       38,346)  $       255,478

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      165,437)  $(      172,737)  $(      176,246)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      165,437)  $(      172,737)  $(      176,246)

                                                       ----------------  ----------------  ----------------



Redemption of 2,342, 660 and

    674 units, respectively .........................  $(      218,381)  $(       63,540)  $(       66,946)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      108,820)  $(      274,623)  $        12,286



Net assets at beginning of year .....................        3,123,329         3,397,952         3,385,666

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $31,282,$33,498 and $34,288,respectively) ..........  $     3,014,509   $     3,123,329   $     3,397,952

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  17
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   PENNSYLVANIA INSURED TRUST 174

                                                            (Series 708)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    210,000        Pennsylvania Intergovernmental Cooperation           2003 at 100         AAA        Aaa     $    215,250

                     Authority, Special Tax Revenue Bonds (City of

                     Philadelphia Funding Program), Series of 1993,

                     5.625% Due 6/15/2023. (Escrow Secured To Optional

                     Redemption Date.)



     485,000        Delaware County Authority (Commonwealth of           2003 at 102         AAA        Aaa          481,930

                     Pennsylvania), University Revenue Bonds, Series of

                     1993 (Villanova University), 5.500% Due 8/1/2023.



     500,000        Lehigh-Northampton Airport Authority                 2004 at 102         AAA        Aaa          496,850

                     (Pennsylvania), Airport Revenue Bonds, Series

                     1993B (Allentown-Bethlehem-Easton International

                     Airport), 5.500% Due 1/1/2023.



     160,000        Montour School District (Allegheny County,           No Optional Call    AAA        Aaa           49,043

                     Pennsylvania), General Obligation Bonds, Series B

                     of 1993, 0.000% Due 1/1/2022. (Original issue

                     discount bonds delivered on or about August 19,

                     1993 at a price of 18.953% of principal amount.)



     280,000        City of Philadelphia, Pennsylvania, Water and        2003 at 102         AAA        Aaa          268,565

                     Wastewater Revenue Bonds, Series 1993, 5.250% Due

                     6/15/2023. (Original issue discount bonds

                     delivered on or about August 26, 1993 at a price

                     of 92.499% of principal amount.)



     500,000        Sewickley Valley Hospital Authority (Allegheny       2003 at 102         AAA        Aaa          506,150

                     County, Pennsylvania), Hospital Revenue Refunding

                     Bonds, Series 1993A (Sewickley Valley Hospital

                     Project), 5.750% Due 10/15/2016.



     525,000        Wayne County Hospital and Health Facilities          2003 at 102         AAA        Aaa          524,207

                     Authority (Pennsylvania), County Guaranteed Health

                     Facilities Revenue Bonds, Series of 1993 (Wayne

                     Woodlands Manor Project), (General Obligation

                     Bonds.) 5.600% Due 7/1/2023.





      PAGE  18






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   PENNSYLVANIA INSURED TRUST 174

                                                            (Series 708)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    455,000        Commonwealth of Puerto Rico, Public Improvement      2003 at 101.5       AAA        Aaa     $

                     Refunding Bonds, Series 1993 (General Obligation

                     Bonds.),

                     185M-5.500% Due 7/1/2013,                                                                       188,486

                     270M-5.250% Due 7/1/2018. (Original issue discount                                              267,381

                     bonds delivered on or about July 15, 1993 at a

                     price of 93.414% of principal amount.)



------------                                                                                                    ------------

$  3,115,000                                                                                                    $  2,997,862

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Three Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on one Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Education Revenue,

1; Health Care Facility Revenue,  1; Transportation,  1; Water And/or Sewer

Revenue,  1 .



Approximately 23% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Pennsylvania and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  19
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  20
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 708:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 708 (comprising, National Traditional Trust 526, Maryland Traditional Trust 290 and Pennsylvania Insured Trust 174), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 708, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  21
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  22
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 26, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 708
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 26, 2001
 DOCUMENT
   TYPE  EX-27.1 NAT TRAD 526
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882996
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  708
   NAME  NATIONAL TRADITIONAL TRUST
   NUMBER  526
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     9,026,118
   INVESTMENTS-AT-VALUE     9,189,575
   RECEIVABLES       157,488
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     9,347,063
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        71,634
   TOTAL-LIABILITIES        71,634
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    91,898
   SHARES-COMMON-PRIOR    97,553
   ACCUMULATED-NII-CURRENT       107,685
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS         2,960
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       163,457
   NET-ASSETS     9,275,429
   DIVIDEND-INCOME  0
   INTEREST-INCOME       534,356
   OTHER-INCOME  0
   EXPENSES-NET        12,439
   NET-INVESTMENT-INCOME       521,917
   REALIZED-GAINS-CURRENT         8,473
   APPREC-INCREASE-CURRENT       243,692
   NET-CHANGE-FROM-OPS       774,082
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       528,787
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD   100,000
   NUMBER-OF-SHARES-REDEEMED     8,102
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -306,497
   ACCUMULATED-NII-PRIOR       114,555
   ACCUMULATED-GAINS-PRIOR        -5,513
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 TRAD STATE MD 290
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882996
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  708
   NAME  MARYLAND TRADITIONAL TRUST
   NUMBER  290
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,818,596
   INVESTMENTS-AT-VALUE     2,866,707
   RECEIVABLES        44,004
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,910,711
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        20,087
   TOTAL-LIABILITIES        20,087
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    29,304
   SHARES-COMMON-PRIOR    32,203
   ACCUMULATED-NII-CURRENT        32,077
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -25,131
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        48,111
   NET-ASSETS     2,890,624
   DIVIDEND-INCOME  0
   INTEREST-INCOME       156,461
   OTHER-INCOME  0
   EXPENSES-NET         4,464
   NET-INVESTMENT-INCOME       151,997
   REALIZED-GAINS-CURRENT       -10,919
   APPREC-INCREASE-CURRENT       128,502
   NET-CHANGE-FROM-OPS       269,580
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       155,019
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     5,696
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -154,955
   ACCUMULATED-NII-PRIOR        35,098
   ACCUMULATED-GAINS-PRIOR       -14,212
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE PA 174
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882996
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  708
   NAME  PENNSYLVANIA INSURED TRUST
   NUMBER  174
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,968,653
   INVESTMENTS-AT-VALUE     2,997,862
   RECEIVABLES        58,645
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,056,507
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        41,998
   TOTAL-LIABILITIES        41,998
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    30,718
   SHARES-COMMON-PRIOR    33,060
   ACCUMULATED-NII-CURRENT        31,282
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS         6,423
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        29,209
   NET-ASSETS     3,014,509
   DIVIDEND-INCOME  0
   INTEREST-INCOME       168,138
   OTHER-INCOME  0
   EXPENSES-NET         4,917
   NET-INVESTMENT-INCOME       163,221
   REALIZED-GAINS-CURRENT         2,948
   APPREC-INCREASE-CURRENT       108,829
   NET-CHANGE-FROM-OPS       274,998
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       165,437
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     4,282
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -108,820
   ACCUMULATED-NII-PRIOR        33,498
   ACCUMULATED-GAINS-PRIOR         3,475
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0